UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Geller Family Office Services, LLC
Address: 909 Third Avenue
         16th Floor
         New York, NY  10022

13F File Number:  028-11848

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Chris J. Schiffer
Title:     Chief Compliance Officer
Phone:     212-756-5822

Signature, Place, and Date of Signing:

 /s/  Chris J. Schiffer     New York, NY/USA     May 01, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    17

Form 13F Information Table Value Total:    $87,419 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BLACKROCK KELSO CAPITAL CORP   COM              092533108      978    99554 SH       SOLE                        0        0    99554
CANTEL MEDICAL CORP            COM              138098108      866    34515 SH       SOLE                        0        0    34515
CENTRAL FD CDA LTD             CL A             153501101      440    20065 SH       SOLE                        0        0    20065
CONSOLIDATED EDISON INC        COM              209115104      572     9786 SH       SOLE                        0        0     9786
EXXON MOBIL CORP               COM              30231G102      281     3235 SH       SOLE                        0        0     3235
ISHARES TR                     S&P 100 IDX FD   464287101     7573   118262 SH       SOLE                        0        0   118262
ISHARES TR                     S&P 500 INDEX    464287200     1382     9784 SH       SOLE                        0        0     9784
ISHARES TR                     MSCI EAFE INDEX  464287465      283     5163 SH       SOLE                        0        0     5163
ISHARES TR                     RUSSELL 2000     464287655    10933   132028 SH       SOLE                        0        0   132028
MASTERCARD INC                 CL A             57636Q104      334      795 SH       SOLE                        0        0      795
POWERSHARES ETF TRUST          FTSE RAFI 1000   73935X583      661    10930 SH       SOLE                        0        0    10930
SELECT SECTOR SPDR TR          SBI INT-UTILS    81369Y886      376    10740 SH       SOLE                        0        0    10740
SPDR GOLD TRUST                GOLD SHS         78463V107      217     1338 SH       SOLE                        0        0     1338
SPDR S&P 500 ETF TR            TR UNIT          78462F103    37462   266044 SH       SOLE                        0        0   266044
VANGUARD INDEX FDS             LARGE CAP ETF    922908637     2544    39480 SH       SOLE                        0        0    39480
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775    18366   415322 SH       SOLE                        0        0   415322
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858     4151    95489 SH       SOLE                        0        0    95489